UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Elkhorn Partners Limited Partnership

Address:   2222 Skyline Drive
           Elkhorn, NE 68022


Form 13F File Number: 28-12336


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature,  Place,  and  Date  of  Signing:

/s/ Alan S. Parsow                 Elkhorn, Nebraska                  5/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:  $      122,547
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-14705              Parsow Management LLC
----  --------------------  ----------------------------------------------------

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
American International Group COM            26874784       283     7,300 SH       SOLE                    7,300      0    0
Apple Computer Inc           COM            37833100       637     1,440 SH       SOLE                    1,440      0    0
Bankunited Inc               COM            06652K103    1,727    67,400 SH       SOLE                   67,400      0    0
Berkshire Hathaway Inc. Del  CL A           84670108     7,814        50 SH       SOLE                       50      0    0
Berkshire Hathaway Inc. Del  CL B           84670702    10,587   101,600 SH       SOLE                  101,600      0    0
BP PLC-SPONS ADR             ADRS           55622104     1,512    35,700 SH       SOLE                   35,700      0    0
Cadiz Inc.                   COM            127537207    1,402   207,335 SH       SOLE                  207,335      0    0
Chesapeake Energy Corp.      COM            165167107      200     9,800 SH       SOLE                    9,800      0    0
Citigoup Inc.                COM            172967424      465    10,500 SH       SOLE                   10,500      0    0
CME Group Inc.               COM            12572Q105    2,113    34,400 SH       SOLE                   34,400      0    0
Columbia Laboratories Inc.   COM            197779101       14    23,200 SH       SOLE                   23,200      0    0
Cons Tomoka Land Co-Florida  COM            210226106      440    11,209 SH       SOLE                   11,209      0    0
Crexendo Inc                 COM            226552107      214    84,704 SH       SOLE                   84,704      0    0
Diamond Offshore Drilling    COM            25271C102      390     5,600 SH       SOLE                    5,600      0    0
Dow Chem Co.                 COM            260543103      653    20,500 SH       SOLE                   20,500      0    0
Enerplus Resources Fund      UNIT           292766102      812    55,600 SH       SOLE                   55,600      0    0
Frontier Communications Corp COM            35906A108    1,387   347,500 SH       SOLE                  347,500      0    0
Fuel Tech Inc.               COM            359523107      167    38,657 SH       SOLE                   38,657      0    0
General Electric Co          COM            369604103      892    38,600 SH       SOLE                   38,600      0    0
Goldman Sachs Group Inc      COM            38141G104      486     3,300 SH       SOLE                    3,300      0    0
Google Inc                   CL A           38259P508    1,426     1,795 SH       SOLE                    1,795      0    0
Hewlett-Packard Co           COM            428236103      305    12,800 SH       SOLE                   12,800      0    0
Hollywood Media Corp         COM            436233100      294   235,001 SH       SOLE                  235,001      0    0
Innodata Isogen Inc          COM            457642205      199    57,740 SH       SOLE                   57,740      0    0
IPATH S&P 500 VIX            ETF            06740C188      703    34,700 SH       SOLE                   34,700      0    0
JPMorgan Chase & Co.         COM            46625H100      308     6,500 SH       SOLE                    6,500      0    0
Kennedy-Wilson Hldgs         COM            489398107   56,450 3,639,600 SH       SOLE                3,639,600      0    0
KKR Financial Holdings       REIT           48248A306      392    35,400 SH       SOLE                   35,400      0    0
MDC Partners Inc             COM            552697104    2,013   124,500 SH       SOLE                  124,500      0    0
Microsoft Corp               COM            594918104    1,507    52,700 SH       SOLE                   52,700      0    0
Mosys Inc                    COM            619718109       47    10,000 SH       SOLE                   10,000      0    0
Nucor Corp.                  COM            670346105      928    20,100 SH       SOLE                   20,100      0    0
NYSE Euronext                COM            629491101      390    10,100 SH       SOLE                   10,100      0    0
Orbit International Corp.    COM            685559304    3,250   890,507 SH       SOLE                  890,507      0    0
Penn West Petroleum Trust    UNIT           707887105      855    79,500 SH       SOLE                   79,500      0    0
Perma-Fix Environmental Svcs COM            714157104      271   331,000 SH       SOLE                  331,000      0    0
Polymet Mining Corp.         COM            731916102      269   228,000 SH       SOLE                  228,000      0    0
Powershares DB Agriculture F ETF            73936B408      300    11,600 SH       SOLE                   11,600      0    0
Proshares Short Dow 30       ETF            74347R701    1,024    33,400 SH       SOLE                   33,400      0    0
Proshares Short S&P 500      ETF            74347R503    1,274    41,500 SH       SOLE                   41,500      0    0
Reading International Inc    CL A           755408101      363    64,800 SH       SOLE                   64,800      0    0
Sandridge Energy Inc         COM            80007P307      204    38,800 SH       SOLE                   38,800      0    0
SPDR Gold Trust              ETF            78463V107      541     3,500 SH       SOLE                    3,500      0    0
Taylor Devices Inc           COM            877163105      340    40,100 SH       SOLE                   40,100      0    0
Ultra Petroleum Corp         COM            903914109    1,719    85,500 SH       SOLE                   85,500      0    0
USEC Inc.                    COM            90333E108        7    20,000 SH       SOLE                   20,000      0    0
White Mtns Ins Group Ltd     COM            G9618E107   14,973    26,402 SH       SOLE                   26,402      0    0
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